Derivative Financial Liability (Details 1) (USD $)	12 Months Ended
Dec. 31, 2014
Summary of assumptions used in the Black-Scholes model
Calculated stock price	$ 2.26
Derivative Financial Instruments, Liabilities [Member]
Summary of assumptions used in the Black-Scholes model
Calculated stock price	$ 3.50
Risk-free interest rate	1.65%
Expected volatility of the underlying stock	138.30%
Expected dividend rate	0.00%
Derivative Financial Instruments, Liabilities [Member] | Minimum [Member]
Summary of assumptions used in the Black-Scholes model
Expected life of warrants	3 years
Derivative Financial Instruments, Liabilities [Member] | Maximum [Member]
Summary of assumptions used in the Black-Scholes model
Expected life of warrants	5 years 6 months